Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Equity [Line Items]
Schedule of Equity Warrants	As of June 30, 2024, and December 31, 2023, the following equity warrants were outstanding:
Outstanding	Expiry date	Weighted average exercise price ($)
250,000	August 28, 2026	3.00
99,998	March 12, 2027	3.00
349,998		3.00
As of December 31, 2023, the following equity warrants were outstanding:
Outstanding	Expiry date	Weighted average exercise price ($)
250,000	August 28, 2026	3.00
99,998	March 12, 2027	3.00
349,998		3.00

Schedule of Stock Options	The continuity of stock options for the six months ended June 30, 2024, and December 31, 2023, is summarized below:
	Number of stock options	Weighted average exercise price
Outstanding, December 31, 2022	1,366,167	1.08
Granted	234,000	5.00
Forfeited	(14,583)	0.60
Exercised	(62,500)	0.60
Outstanding, December 31, 2023	1,523,084	1.71
Granted	92,500	1.54
Forfeited	(266,605)	2.54
Exercised	-	-
Outstanding, June 30, 2024	1,348,979	1.53
The continuity of stock options for the years ended December 31, 2023 and 2022 is summarized below:
	Number of stock options	Weighted average exercise price
Outstanding, December 31, 2021	1,133,334	$0.60
Granted	412,000	2.19
Forfeited	(137,500)	0.60
Exercised	(41,667)	0.60
Outstanding, December 31, 2022	1,366,167	1.08
Granted	234,000	5.00
Forfeited	(14,583)	0.60
Exercised	(62,500)	0.60
Outstanding, December 31, 2023	1,523,084	1.71

Schedule of Right To Purchase One Common Stock Option Held	As of June 30, 2024, the following options were outstanding, entitling the holders thereof the right to purchase one common stock for each option held as follows:
Outstanding	Vested	Expiry date	Weighted average exercise price ($)
812,510	718,932	February 8, 2031	0.60
35,417	35,417	February 27, 2031	0.60
25,833	23,542	April 25, 2032	0.60
16,000	8,000	June 1, 2032	1.34
52,708	52,708	July 1, 2032	1.34
45,833	45,833	August 8, 2032	1.34
16,000	7,000	September 30, 2032	1.34
80,000	35,000	September 30, 2032	5.00
10,000	4,167	October 15, 2032	1.34
5,000	1,979	November 1, 2032	5.00
7,500	7,500	December 12, 2032	5.00
10,000	3,333	February 1, 2033	5.00
50,000	13,542	April 16, 2033	5.00
80,000	23,333	May 5, 2033	5.00
10,000	2,500	June 27, 2033	5.00
678	678	July 10, 2033	5.00
1,500	-	July 1, 2033	5.00
5,000	-	January 17, 2034	5.00
5,000	-	February 12, 2034	5.00
80,000	-	March 5, 2034	1.00
1,348,979	983,464		1.00

As of December 31, 2023, the following options were outstanding, entitling the holders thereof the right to purchase one common stock for each option held as follows:
Outstanding	Vested	Expiry date	Weighted average exercise price ($)
841,667	613,722	February 8, 2031	0.60
35,417	35,417	February 27, 2031	0.60
45,000	18,750	April 25, 2032	0.60
16,000	6,000	June 1, 2032	1.34
110,000	38,958	July 1, 2032	1.34
100,000	33,333	August 8, 2032	1.34
16,000	2,708	September 30, 2032	1.34
80,000	25,000	September 30, 2032	5.00
10,000	2,918	October 15, 2032	1.34
10,000	5,000	November 1, 2032	1.34
5,000	1,354	November 1, 2032	5.00
20,000	5,000	December 12, 2032	5.00
10,000	-	February 1, 2033	5.00
50,000	-	April 16, 2033	5.00
80,000	-	May 1, 2033	5.00
80,000	-	January 25, 2033	5.00
10,000	-	June 27, 2033	5.00
2,500	-	July 10, 2033	5.00
1,500	-	July 1, 2033	5.00
1,523,084	788,160		2.62

Equity Option [Member]
Equity [Line Items]
Schedule of Black-Scholes Option Pricing Model	The following assumptions were used in the Black-Scholes option pricing model:
	June 30, 2024	December 31, 2023
Risk-free interest rate	3.95% - 4.19%	3.39% -3.86%
Expected life	10 years	10 years
Expected dividend rate	0.00%	0.00%
Expected volatility	100%	100%
Forfeiture rate	0.00%	0.00%
The following assumptions were used in the Black-Scholes option pricing model:
	December 31, 2023	December 31, 2022
Risk-free interest rate	3.39% - 3.86%	2.81% - 4.07%
Expected life	10 years	10 years
Expected dividend rate	0.00%	0.00%
Expected volatility	100%	100%
Forfeiture rate	0.00%	0.00%